Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long Term Debt	Long-term debt consists of the following, (in thousands):
	March 31, 2022	December 31, 2021
Term Loan	$5,000	$5,000
Less: current portion	(60)	-
Total long-term debt	$4,940	$5,000

Schedule of Annual Future Principal Payments Due on Term Loan

Annual future principal payments due on the Term Loan as of December 31, 2021 are as follows (in thousands):

Fiscal Years Ending	Amount
2022	$-
2023	242
2024	252
2025	263
2026	274
Thereafter	3,969
Total principal	$5,000